SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract assets activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 343,646
Deferral of costs on contracts where performance obligations were not complete	206,750	$ 343,646
Recognition of costs on contracts where performance obligations completed during the period	(343,646)
Ending balance	$ 206,750	$ 343,646